Insurance Receivables (Details) - Schedule of insurance receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of insurance receivables [Abstract]
Receivables from insurance companies and intermediaries	$ 175,840	$ 119,369
Less: Expected credit losses on insurance receivables	(9,235)	(6,394)
Insurance receivables	$ 166,605	$ 112,975